Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Harbor Custom Development, Inc.
Entity Central Index Key	0001784567
Entity Primary SIC Number	1531
Entity Tax Identification Number	46-4827436
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	11505 Burnham Dr.
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	(253)
Local Phone Number	649-0636
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false